UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21634

Access One Trust

(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor

Bethesda, Maryland 20814

(Address of principal executive offices) Zip code)

With copy to:

Michael L. Sapir Chairman ProFund Advisors LLC 7272 Wisconsin Avenue, 21st Floor Bethesda, Maryland 20814	John Loder Ropes & Gray LLP 800 Boylston Street Boston, MA 02199	Jennifer English Citi Fund Services One Post Office Square, Suite 3710 Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: October 31 – Access Flex High Yield Fund and Access Flex Bear High Yield Fund

December 31 – Access VP High Yield Fund

Date of reporting period: July 1, 2020 to June 30, 2021

PROXY VOTING RECORD FOR

PERIOD JULY 1, 2020 TO JUNE 30, 2021

Access One Trust did not vote any proxies for the twelve-month period from July 1, 2020 through June 30, 2021

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Access One Trust
(Registrant)

By:

/s/ Todd B. Johnson
Todd B. Johnson
President

Date: August 19, 2021